Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances to Suppliers [Abstract]
Advances to suppliers	$ 99,908,946	$ 13,139,128
Provision for impairment	(28,605,502)
Total	$ 71,303,444	$ 13,139,128